united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

Main BuyWrite Fund

Class I Shares (BUYWX)

Semi-Annual Report

April 30, 2022

1-855-907-3373

www.mainmgtfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Main BuyWrite Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

MAIN BUYWRITE FUND

PORTFOLIO REVIEW (Unaudited)

April 30, 2022

The Fund's performance figures* for the periods ended April 30, 2022, as compared to its benchmark:

	Six Month	One Year	Five Year	Since Inception
Main BuyWrite Fund - Class I	(2.43)%	0.46%	3.82%	3.61%	(1)
HFRI Equity Hedge Index (3)	(8.26)%	(5.57)%	6.88%	7.05%	(2)

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2031, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.20% of the Fund’s average daily net assets attributable to Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees were waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser. The total operating expenses before fee waiver and expense reimbursement as stated in the fee table to the Fund's prospectus dated February 28, 2022 as supplemented on March 31, 2022 is 1.44% for Class I shares. For performance information current to the most recent month-end, please call 1-855-907-3373.

(1)	Inception date is December 29, 2015.

(2)	Inception date is December 31, 2015.

(3)	HFRI Equity Hedge Index

Equity Hedge: Investment Managers maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge Managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index does not reflect any fees or expenses.

Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	103.1%
Call Options Written	(5.2)%
Other Assets in Excess of Liabilities	2.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

MAIN BUYWRITE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 103.1%
	EQUITY - 103.1%
284,900	Consumer Staples Select Sector SPDR Fund(a)	$22,119,636
53,900	Invesco QQQ Trust Series 1(a)	16,884,175
170,600	iShares Core S&P Small-Cap ETF(a)	16,961,052
29,800	SPDR Dow Jones Industrial Average ETF Trust(a)	9,824,762
148,700	SPDR S&P 500 ETF Trust(a)	61,264,400
67,500	SPDR S&P Biotech ETF(a)(b)	4,983,525
53,000	VanEck Oil Services ETF(a)	13,979,280
		146,016,830

	TOTAL EXCHANGE-TRADED FUNDS (Cost $128,808,844)	146,016,830

	TOTAL INVESTMENTS - 103.1% (Cost $128,808,844)	$146,016,830
	CALL OPTIONS WRITTEN - (5.2)% (Proceeds - $13,350,818)	(7,382,384)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%	2,983,282
	NET ASSETS - 100.0%	$141,617,728

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (5.2)%
	CALL OPTIONS WRITTEN- (5.2)%
2,849	Consumer Staples Select Sector SPDR Fund	06/17/2022	$74	$22,119,636	$1,374,643
539	Invesco QQQ Trust Series 1	12/16/2022	370	16,884,175	445,484
1,706	iShares Core S&P Small-Cap ETF	05/20/2022	107	16,961,052	63,975
298	SPDR Dow Jones Industrial Average ETF Trust	06/17/2022	345	9,824,762	125,160
1,487	SPDR S&P 500 ETF Trust	12/16/2022	450	61,264,400	2,163,584
675	SPDR S&P Biotech ETF	05/20/2022	90	4,983,525	17,888
251	VanEck Oil Services ETF	06/17/2022	200	6,620,376	1,676,680
279	VanEck Oil Services ETF	06/17/2022	215	7,358,904	1,514,970
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $13,350,818)				7,382,384

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $13,350,818)				$7,382,384

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options.
(b)	Non-income producing security.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

MAIN BUYWRITE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2022

ASSETS

Investment securities:
At cost	$128,808,844
At value	$146,016,830
Cash and cash equivalents	2,430,034
Cash held for collateral at custodian for options	310,321
Receivable for fund shares sold	441,746
Dividends and interest receivable	3,477
Prepaid expenses and other assets	26,712
TOTAL ASSETS	149,229,120

LIABILITIES
Options written at fair value (Proceeds $13,350,818)	7,382,384
Payable for fund shares redeemed	101,557
Investment advisory fees payable	104,359
Payable to related parties	22,640
Other accrued expenses and other liabilities	452
TOTAL LIABILITIES	7,611,392
NET ASSETS	$141,617,728

NET ASSETS CONSIST OF:
Paid in capital	$134,377,653
Distributable earnings	7,240,075
NET ASSETS	$141,617,728

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$141,617,728
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,628,503
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.18

See accompanying notes to financial statements.

MAIN BUYWRITE FUND

STATEMENT OF OPERATIONS (Unaudited)

For the
Six Months Ended
April 30, 2022
INVESTMENT INCOME
Dividends	$871,929
Interest	262
TOTAL INVESTMENT INCOME	872,191

EXPENSES
Investment advisory fees	671,673
Third party administrative servicing fees	63,809
Administrative services fees	60,830
Registration fees	19,493
Professional fees	19,058
Accounting services fees	14,633
Transfer agent fees	12,610
Printing and postage expenses	7,935
Trustees fees and expenses	6,943
Compliance Officer fees	6,943
Custodian fees	5,883
Insurance expense	2,480
Other expenses	2,514
TOTAL EXPENSES	894,804

Less: Fees waived by the Adviser	(88,072)

NET EXPENSES	806,732

NET INVESTMENT INCOME	65,459

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	2,339,208
Options written	(8,881,116)
(6,541,908)
Net change in unrealized appreciation (depreciation) on:
Investments	(13,262,486)
Options written	16,048,414
2,785,928

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND OPTIONS WRITTEN	(3,755,980)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,690,521)

See accompanying notes to financial statements.

MAIN BUYWRITE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the	For the
	April 30, 2022	Period* Ended	Year Ended
	(Unaudited)	October 31, 2021	November 30, 2020
FROM OPERATIONS:
Net investment income	$65,459	$21,177	$613,399
Net realized gain (loss) from investments and options written	(6,541,908)	2,438,865	(7,944,475)
Net change in unrealized appreciation of investments and options written	2,785,928	7,409,520	5,739,772
Net increase (decrease) in net assets resulting from operations	(3,690,521)	9,869,562	(1,591,304)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions paid	(67,589)	(151,676)	(612,258)
Return of capital	-	-	(10,433)
Decrease in net assets resulting from distributions to shareholders	(67,589)	(151,676)	(622,691)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	27,169,367	70,979,583	19,701,513
Reinvestment of distributions	67,589	151,676	622,690
Redemption fee proceeds	-	-	372
Payments for shares redeemed	(8,057,654)	(11,835,718)	(38,269,163)
Net increase (decrease) in net assets resulting from shares of beneficial interest	19,179,302	59,295,541	(17,944,588)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,421,192	69,013,427	(20,158,583)

NET ASSETS
Beginning of Period	126,196,536	57,183,109	77,341,692
End of Period	$141,617,728	$126,196,536	$57,183,109

SHARE ACTIVITY
Shares Sold	2,163,445	5,995,430	1,942,563
Shares Reinvested	5,403	13,328	56,146
Shares Redeemed	(643,286)	(982,885)	(3,856,873)
Net increase (decrease) in shares of beneficial interest outstanding	1,525,562	5,025,873	(1,858,164)

*	Represents the period December 1, 2020 to October 31, 2021.

See accompanying notes to financial statements.

MAIN BUYWRITE FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended April 30, 2022		For the Period* Ended		For the Year Ended		For the Year Ended	For the Year Ended	For the Year Ended		For the Period Ended
Class I Shares	(Unaudited)		October 31, 2021		November 30, 2020		November 30, 2019	November 30, 2018	November 30, 2017		November 30, 2016 (1)
Net asset value, beginning of period	$12.49		$11.26		$11.15		$11.00	$10.84	$10.12		$10.00
Income from investment operations:
Net investment income (1)	0.01		0.00	(3)	0.10		0.05	0.02	0.04		0.00	(3)
Net realized and unrealized gain (loss) on investments and options written	(0.31)		1.26		0.10	(4)	0.16	0.19 (4)	0.74		0.12
Total from investment operations	(0.30)		1.26		0.20		0.21	0.21	0.78		0.12

Less distributions from:
Net investment income	(0.01)		(0.03)		(0.09)		(0.05)	(0.05)	(0.06)		(0.00	)(3)
Return of capital	-		-		(0.00	)(3)	(0.01)	-	-		(0.00	)(3)
Total distributions	(0.01)		(0.03)		(0.09)		(0.06)	(0.05)	(0.06)		(0.00	)(3)

Paid-in-Capital From Redemption Fees	-		-		0.00	(3)	0.00 (3)	0.00 (3)	-		-

Net asset value, end of period	$12.18		$12.49		$11.26		$11.15	$11.00	$10.84		$10.12

Total return (5)	(2.43	)%(6)	11.21	%(6)	1.84%		1.97%	1.92%	7.70%		1.25	%(6)

Net assets, at end of period (000s)	$141,618		$126,197		$57,183		$77,342	$64,039	$26,859		$23,219

Ratio of gross expenses to average net assets (6,9)	1.33	%(8)	1.38	%(8)	1.48%		1.39%	1.48%	1.77%		2.11	%(8)
Ratio of net expenses to average net assets (9)	1.20	%(8)	1.20	%(8)	1.20%		1.20%	1.20%	1.20	%(11)	1.20	%(8,11)
Ratio of net investment income to average net assets (9)	0.10	%(8)	0.02	%(8)	1.01%		0.50%	0.18%	0.39	%(11)	0.01	%(8,11)
Portfolio Turnover Rate	23	%(6)	48	%(6)	95%		51%	22%	21%		73	%(6)

*	Represents the period December 1, 2020 to October 31, 2021.
(1)	The Main BuyWrite Fund commenced operations on December 29, 2015.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.
(4)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(5)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.
(6)	Not annualized.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor/administrator.
(8)	Annualized.
(9)	Does not include the expenses of other investment companies in which the Fund invests.
(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(11)	Ratios include 0.07% and 0.20% of voluntary waived administrator fees during the year ended November 30, 2017 and the period ended November 30, 2016, respectively.

See accompanying notes to financial statements.

MAIN BUYWRITE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2022

1.	ORGANIZATION

The Main BuyWrite Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide total return from current income and gains from long-term capital appreciation. The Fund commenced operations on December 29, 2015. At a meeting of the Audit Committee of the Board of Trustees (the “Board”), held on July 19, 2021, the fiscal year end of the Fund was moved to October 31.

The Fund offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of April 30, 2022, Class A and Class C shares had not commenced operations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost which approximates value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset value per share (“NAV”) as reported by such investment companies. Exchange Traded Funds (“ETFs”) are valued at the last reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on

MAIN BUYWRITE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

MAIN BUYWRITE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2022 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$146,016,830	$-	$-	$146,016,830
Total	$146,016,830	$-	$-	$146,016,830
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$-	$7,382,384	$-	$7,382,384

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds - The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to- market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options is reported on the Schedule of Investments.

“BuyWrite” is an investment strategy of writing (selling) call options on a security owned by the Fund to generate additional returns from the option premium. The Fund also seeks returns by writing (selling) secured put options. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price

MAIN BUYWRITE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

(the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

Written call and put options may limit the Fund’s participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. Call options involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

Derivatives Risk - The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events; changes in interest rates, inflation and deflation; and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

MAIN BUYWRITE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions taken on returns filed for open tax years or expected to be taken expected to be taken in the Fund’s October 31, 2021 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identified its major tax jurisdictions as U.S. federal, Ohio (Nebraska in years prior to 2019), and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on companies and markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2022, the costs of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $52,087,254 and $32,150,201 respectively.

MAIN BUYWRITE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management Fund Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended April 30, 2022, the Fund incurred $671,673 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2031, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.20% of the Fund’s average daily net assets attributable to Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years (within the three years after the fees were waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. During the six months ended April 30, 2022, the Adviser waived fees or reimbursed expenses in the amount of $88,072 pursuant to its contractual agreement. The total amount of advisory fees waived subject to recapture is $461,063, of which $132,271 will expire on November 30, 2022, $167,316 will expire on November 30, 2023 and $161,476 will expire on October 31, 2024.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC. For the six months ended April 30, 2022, the Distributor did not receive any underwriting commissions for sales of the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the printing and postage expense in the Statements of Operations.

MAIN BUYWRITE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Fund’s Statement of Assets and Liabilities as of April 30, 2022.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options Written at fair value	$7,382,384

The following is a summary of the effect of derivative instruments on the Fund’s Statements of Operations for the six months ended April 30, 2022.

Contract Type/Primary Risk Exposure	Realized (Loss) on Options Written	Net Change in Unrealized Appreciation on Options Written
Equity Contract/Equity Price Risk	$(8,881,116)	$16,048,414

The notional value of the derivative instruments outstanding as of April 30, 2022 was $146,016,830.

As of April 30, 2022, portfolio securities valued at $146,016,830 were held in escrow as coverage for call options written by the Fund. As of April 30, 2022, there was $310,321 in cash held for collateral at the custodian for written options.

During the six months ended April 30, 2022, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at April 30, 2022 for the Fund.

Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments Pledged		Cash Collateral Pledged	Net Amount
Options Written	$-	$7,382,384	(1)	$7,382,384	$7,382,384	(2)	$-	$-

(1)	Written options at value as presented in the Schedule of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged or held as collateral at the custodian for options.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2021 and years ended November 30, 2020 and November 30, 2019 was as follows:

	Fiscal Period Ended	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2021	November 30, 2020	November 30, 2019
Ordinary Income	$151,676	$612,258	$307,490
Long-Term Capital Gain	-	-	-
Return of Capital	-	10,433	47,381
	$151,676	$622,691	$354,871

As of October 31, 2021, the components of distributable earnings/(losses) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$13,314	$-	$(143,813)	$(9,037,580)	$(202,620)	$20,368,884	$10,998,185

MAIN BUYWRITE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of wash sales and tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of

$143,813.

At October 31, 2021, the Fund had capital loss carry forwards “CLCF” for federal income tax purposes available to offset future capital gains and utilized capital loss carry forwards as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$9,037,580	$-	$9,037,580	$2,199,408

Permanent book and tax differences, primarily attributable to the tax adjustments for grantor trusts, resulted in reclassifications for the Fund for the fiscal period ended October 31, 2021 as follows:

Paid In Capital	Distributable Earnings (Losses)
$(802)	$802

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At April 30, 2022, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Main BuyWrite Fund	$115,479,634	$28,607,510	$(5,452,698)	$23,154,812

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a significant portion of its assets in the SPDR S&P 500 ETF Trust (“SPDR ETF”). The Fund may redeem its investment from SPDR ETF at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the SPDR ETF. The financial statements of the SPDR ETF, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of April 30, 2022, the percentage of the Fund’s net assets invested in the SPDR ETF was 43.3%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of April 30, 2022 TD Ameritrade, Inc. (for the benefit of its customers) held approximately 73.3% of the voting securities of the Fund’s Class I shares.

MAIN BUYWRITE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

10.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

MAIN BUYWRITE FUND

EXPENSE EXAMPLE (Unaudited)

April 30, 2022

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratio	Expenses Paid During Period 11/1/21-4/30/22
Actual*
Main BuyWrite Fund	$1,000.00	$ 975.70	1.20%	$ 5.88
Hypothetical* (5% return before expenses)
Main BuyWrite Fund	$1,000.00	$ 1018.84	1.20%	$ 6.01

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181), divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●     account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● direct us to buy securities or direct us to sell your securities

● seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● sharing for affiliates’ everyday business purposes – information about your creditworthiness.

● affiliates from using your information to market to you.

● sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-855-907-3373 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-907-3373.

ADVISER

Main Management Fund Advisors, LLC

601 California Street, Suite 620

San Francisco, California 94108

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

MAINBW-SAR22

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 7/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 7/6/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 7/6/22